Income Taxes - Additional Information (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation allowance	$ 75,558,000	$ 41,473,000
GRAF INDUSTRIAL CORP.
Valuation allowance		$ 166,790	$ 37,594